12. LONG-TERM PAYABLES - Long-term payables from the mortgage financing arrangement (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-term Payables - Long-term Payables From Mortgage Financing Arrangement Details
Total amounts due under mortgage financing arrangement	$ 924	$ 2,498
Less: Unrealized interest expense	(25)	(160)
Net amounts due under mortgage financing arrangement	899	2,338
Amounts due under mortgage financing arrangement, current	(899)	(1,436)
Amounts due under mortgage financing arrangement, non-current	$ 0	$ 902